Note 3 - Properties, Plants, Equipment and Mineral Interests, and Lease Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 3 - Properties, Plants, Equipment and Mineral Interests, and Lease Commitments (Details) [Line Items]
Total Capital Expenditures Excluding Capital Leases	$ 116.8
Capital Leased Assets, Gross	28.9	15.8
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	5.3	5.7
Operating Leases, Rent Expense	3.1	3.0	3.0
Lucky Friday [Member]
Note 3 - Properties, Plants, Equipment and Mineral Interests, and Lease Commitments (Details) [Line Items]
Total Capital Expenditures Excluding Capital Leases	54.7
Greens Creek [Member]
Note 3 - Properties, Plants, Equipment and Mineral Interests, and Lease Commitments (Details) [Line Items]
Total Capital Expenditures Excluding Capital Leases	50.4
San Jan Silver Project [Member]
Note 3 - Properties, Plants, Equipment and Mineral Interests, and Lease Commitments (Details) [Line Items]
Total Capital Expenditures Excluding Capital Leases		$ 33.8